Consolidated statement of profit or loss and other comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	$ 3,370	$ 2,797	$ 2,359
Cost of revenue	(1,914)	(1,623)	(1,499)
Other income	20	17	17
Sales and marketing expenses	(367)	(324)	(293)
General and administrative expenses	(459)	(512)	(550)
Research and development expenses	(428)	(410)	(421)
Net impairment losses on financial assets	(140)	(95)	(72)
Other expenses	(5)	(4)	(4)
Restructuring costs	(12)	(14)	(56)
Operating profit/ (loss)	65	(168)	(519)
Finance income	240	187	198
Finance costs	(71)	(106)	(99)
Net change in fair value of financial assets and liabilities	34		(39)
Net finance income	203	81	60
Share of profit/ (loss) of equity-accounted investees (net of tax)	1	(8)	(7)
Profit/ (loss) before income tax	269	(95)	(466)
Income tax expense	(69)	(63)	(19)
Profit/ (loss) for the year	200	(158)	(485)
Items that will not be reclassified to profit or loss:
Defined benefit plan remeasurements			2
Put liabilities at FVOCI – net change in fair value	10	(19)	(24)
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences – foreign operations	111	(2)	7
Debt investments at FVOCI - net change in fair value	(1)	0	0
Other comprehensive income/ (loss) for the year, net of tax	120	(21)	(15)
Total comprehensive income/ (loss) for the year	320	(179)	(500)
Profit/ (loss) attributable to:
Owners of the Company	268	(105)	(434)
Non-controlling interests	(68)	(53)	(51)
Profit/ (loss) for the year	200	(158)	(485)
Total comprehensive income/ (loss) attributable to:
Owners of the Company	370	(126)	(448)
Non-controlling interests	(50)	(53)	(52)
Total comprehensive income/ (loss) for the year	$ 320	$ (179)	$ (500)
Earnings/ (loss) per share
Basic earnings/ (loss) per share (in USD per share)	$ 0.07	$ (0.03)	$ (0.11)
Diluted earnings/ (loss) per share (in USD per share)	$ 0.06	$ (0.03)	$ (0.11)